DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Derivative, Fair Value, Net [Abstract]
Schedule of Fair Values of Derivative Instruments

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

	Balance sheet location	Fair Value		Notional Amount
		December 31,	June 30,	December 31,	June 30,
		2020	2021	2020	2021
		(U.S. $ in thousands)
Assets derivatives -Foreign exchange contracts, not designated as cash flow hedge	Other current assets	$295	$86	$8,796	$13,363
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Other accounts payables	(8)	(64)	8,796	2,273
		$287	$22	$17,592	$15,636